Cover	Jul. 05, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 05, 2023
Entity File Number	000-56510
Entity Registrant Name	THE SUSTAINABLE GREEN TEAM, LTD.
Entity Central Index Key	0001895251
Entity Tax Identification Number	61-1934413
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	24200 CR-561
Entity Address, City or Town	Astatula
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34705
City Area Code	(407)
Local Phone Number	886-8733
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false